Balance Sheet (USD $)	Mar. 31, 2015
Current Assets
Cash	$ 55,000
Total Current Assets	55,000
TOTAL ASSETS	55,000
Current Liabilities
Accounts payable	842
Total Current Liabilities	842
TOTAL LIABILITIES	842
STOCKHOLDERS' EQUITY
Common Stock; Authorized 100,000,000 common shares, $0.001 par, 25,000,000 issued and outstanding on March 31, 2015	25,000
Additional paid-in capital	50,000
Deficit accumulated	(20,842)
TOTAL STOCKHOLDERS' DEFICIT	54,158
TOTAL LIABILITIES & STOCKHOLDERS' DEFICIT	$ 55,000